Note 03 - Income Taxes, Domestic and international income tax benefit (expense) breakdown (Detail) (USD $) In Millions	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Brazil:
Current	$ (3,501)	$ (2,979)
Deferred	(1,794)	(1,865)
Total	(5,295)	(4,844)
International:
Current	233	(179)
Deferred	(45)	(7)
Total	188	(186)
Total income tax expense	$ (5,107)	$ (5,030)